Depreciation and amortization - Disclosure of Detailed Information about Depreciation and Amortization Expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Depreciation of property, plant and equipment	€ (14,167)	€ (14,033)	€ (16,737)
Amortization of cost to fulfill customer contracts	(1,753)	(1,897)	(3,121)
Amortization of intangible assets	(29,614)	(36,995)	(71,163)
Depreciation and amortization	(43,782)	(51,028)	(87,900)
Customer relationships
Disclosure of detailed information about intangible assets [line items]
Amortization	(223)	(10,562)	(44,101)
Trademarks
Disclosure of detailed information about intangible assets [line items]
Amortization	(2,237)	(2,237)	(2,237)
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Amortization	€ (25,401)	€ (22,299)	€ (21,704)